Supplemental Guarantor Information - Consolidated Statement of Financial Position (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Sep. 30, 2018 MXN ($)
Current assets:
Cash and cash equivalents	$ 1,531	$ 30,230	$ 23,727
Accounts receivable, net	555	10,960	14,847
Inventories	489	9,657	10,051
Recoverable taxes	396	7,822	6,038
Other current assets		3,339	2,827
Total current assets	3,141	62,008	57,490
Non-current assets:
Investments in other entities	536	10,587	10,518
Property, plant and equipment, net	3,009	59,405	61,942
Right-of-use assets	69	1,358	1,797
Intangible assets, net	5,697	112,464	116,804
Deferred tax assets	485	9,569	8,438
Other non-current assets		7,309	8,595
Total non-current assets	10,166	200,692	206,297
Total assets	13,307	262,700	263,787	$ 263,787
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		16,699	11,604
Current portionof lease liabilities	24	471
Interest payable	50	993	497
Suppliers	897	17,712	19,746
Other current liabilities		20,412	13,677
Total current liabilities	2,851	56,287	45,524
Non-current liabilities:
Long-term debt		59,821	70,201
Long- lease liabilities	46	913
Bank loans and notes payable	3,030	59,821	70,201
Other non-current liabilities		15,978	16,312
Total non-current liabilities	3,886	76,712	86,513
Total liabilities	6,737	132,999	132,037	132,037
Equity:
Equity attributable to equity holders of the parent	6,233	123,042	124,944
Non-controlling interest in consolidated subsidiaries	337	6,659	6,806
Total equity	6,570	129,701	131,750	$ 131,119
Total liabilities and equity	$ 13,307	262,700	263,787
Coca-Cola FEMSA [member]
Current assets:
Cash and cash equivalents		11,058	16,529
Accounts receivable, net		20,120	19,388
Recoverable taxes		232	80
Other current assets		290
Total current assets		31,700	35,997
Non-current assets:
Investments in other entities		155,036	160,014
Intangible assets, net		28,863	27,824
Deferred tax assets		3,923	3,043
Other non-current assets		22,769	19,060
Total non-current assets		210,591	209,941
Total assets		242,291	245,938
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		9,814	4,700
Interest payable		972	477
Suppliers		7	11
Other current liabilities		35,669	32,909
Total current liabilities		46,462	38,097
Non-current liabilities:
Long-term debt		58,708
Bank loans and notes payable			68,607
Other non-current liabilities		14,081	14,292
Total non-current liabilities		72,789	82,899
Total liabilities		119,251	120,996
Equity:
Equity attributable to equity holders of the parent		123,040	124,942
Total equity		123,040	124,942
Total liabilities and equity		242,291	245,938
Wholly-Owned guarantors subsidiaries [member]
Current assets:
Cash and cash equivalents		7,991	1,025
Accounts receivable, net		26,830	31,461
Inventories		1,728	2,717
Recoverable taxes		1,290	1,870
Other current assets		211	170
Total current assets		38,050	37,243
Non-current assets:
Investments in other entities		146,495	131,357
Property, plant and equipment, net		18,304	18,378
Right-of-use assets		635
Intangible assets, net		36,620	36,361
Deferred tax assets		1,838	1,807
Other non-current assets		6,214	6,282
Total non-current assets		210,106	194,185
Total assets		248,156	231,428
Current liabilities:
Current portionof lease liabilities		143
Suppliers		10,566	2,531
Other current liabilities		39,874	82,359
Total current liabilities		50,583	84,890
Non-current liabilities:
Long- lease liabilities		493
Other non-current liabilities		36,703	670
Total non-current liabilities		37,196	670
Total liabilities		87,779	85,560
Equity:
Equity attributable to equity holders of the parent		160,377	145,868
Total equity		160,377	145,868
Total liabilities and equity		248,156	231,428
Combined non-guarantor subsidiaries [member]
Current assets:
Cash and cash equivalents		11,181	6,173
Accounts receivable, net		56,995	51,028
Inventories		7,929	7,334
Recoverable taxes		6,300	4,088
Other current assets		2,838	2,657
Total current assets		85,243	71,280
Non-current assets:
Investments in other entities		3,604	3,766
Property, plant and equipment, net		41,101	43,564
Right-of-use assets		723
Intangible assets, net		46,981	52,619
Deferred tax assets		3,808	3,588
Other non-current assets		20,726	25,149
Total non-current assets		116,943	128,686
Total assets		202,186	199,966
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt		6,885	6,904
Current portionof lease liabilities		328
Interest payable		21	20
Suppliers		7,254	17,257
Other current liabilities		37,740	(14,614)
Total current liabilities		52,228	9,567
Non-current liabilities:
Long-term debt		1,113
Long- lease liabilities		420
Bank loans and notes payable			1,594
Other non-current liabilities		7,594	43,246
Total non-current liabilities		9,127	44,840
Total liabilities		61,355	54,407
Equity:
Equity attributable to equity holders of the parent		134,172	138,753
Non-controlling interest in consolidated subsidiaries		6,659	6,806
Total equity		140,831	145,559
Total liabilities and equity		202,186	199,966
Eliminations [member]
Current assets:
Accounts receivable, net		(92,985)	(87,030)
Total current assets		(92,985)	(87,030)
Non-current assets:
Investments in other entities		(294,548)	(284,619)
Other non-current assets		(42,400)	(41,896)
Total non-current assets		(336,948)	(326,515)
Total assets		(429,933)	(413,545)
Current liabilities:
Suppliers		(115)	(53)
Other current liabilities		(92,871)	(86,977)
Total current liabilities		(92,986)	(87,030)
Non-current liabilities:
Other non-current liabilities		(42,400)	(41,896)
Total non-current liabilities		(42,400)	(41,896)
Total liabilities		(135,386)	(128,926)
Equity:
Equity attributable to equity holders of the parent		(294,547)	(284,619)
Non-controlling interest in consolidated subsidiaries		0
Total equity		(294,547)	(284,619)
Total liabilities and equity		$ (429,933)	$ (413,545)